10-K Employee Benefit plans - Weighted average assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension benefits | Underfunded plan
Benefit obligation:
Discount rate	5.06%	2.62%
Expected return on plan assets	0.0650	0.0600
Net periodic benefit cost:
Discount rate	2.62%	2.29%
Expected return on plan assets	6.00%	6.00%
Other postretirement benefits | Qualified plan | Unfunded plan
Benefit obligation:
Discount rate	5.07%	2.69%
Expected return on plan assets	0.0600	0.0550
Rate of compensation increase	3.00%	3.00%
Net periodic benefit cost:
Discount rate	2.69%	2.38%
Expected return on plan assets	5.50%	5.50%
Rate of compensation increase	3.00%	3.00%